Interest-bearing Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 7:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $110,971,051 at December 31, 2016 and $90,889,042 at December 31, 2015.

The following table represents deposit interest expense by deposit type:

	December 31,
	2016	2015

Savings, NOW and Money Market	$366,123	$249,077
Certificates of deposit	659,109	852,185

Total deposit interest expense	$1,025,232	$1,101,262

At December 31, 2016, the scheduled maturities of time deposits are as follows:

2017	$47,319,320
2018	14,869,536
2019	7,572,666
2020	5,387,756
2021	5,037,258

$80,186,536